Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022
Intangible Assets (Details) [Line Items]
Weighted-average remaining useful life						14 years 6 months
Amortization expense	$ 13,200		$ 26,200		$ 23,400	$ 21,800	$ 50,415	$ 39,400	$ 40,768	$ 39,100
Successor [Member]
Intangible Assets (Details) [Line Items]
Amortization expense		$ 10,200		$ 20,100